Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Annual growth factor management fees after 2018		0.30%
Utilization rate of fleet		99.20%
Amortization of deferred drydock and special survey costs		$ 14,727,000	$ 13,768,000	$ 13,340,000
Amortization and write-off of deferred financing costs		6,391,000	5,653,000	4,524,000
Impairment loss	$ (34,000)	50,565,000	0	0
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT		340
Capitalized interest costs		$ 4,764,000	$ 5,843,000	$ 5,154,000
Ocean-going vessels | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets		30 months
Ocean-going vessels | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets		60 months
Pushboats and barges | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets		96 months
One vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss		$ 32,930,000